Earnings Per Share - Summary of Adjusted Diluted Earnings Per Share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Adjusted Earnings Per Share [Abstract]
Diluted earnings per share	£ 1.228	£ 1.174	£ 2.632
Effect of restructuring and integration costs on earnings per share diluted	0.072	0.039	0.122
Effect of amortisation and impairment of trademarks and similar intangibles on earnings per share diluted	0.059	0.066	0.130
Effect of hyperinflation on Venezuela’s retained earnings on earnings per share diluted			0.028
Effect of Quebec Class Action charge per share diluted	0.140
Effect of other adjusting items on earnings per share diluted	0.001	0.065	0.085
Effect of associates adjusting items net of tax on earnings per share diluted	(0.013)	(0.017)	(0.014)
Effect of other adjusting items in net finance costs on earnings per share diluted	0.010	0.015	0.018
Effect of adjusting items in respect of deferred taxation on earnings per share diluted	(0.004)	0.030	(0.034)
Adjusted diluted earnings per share	£ 1.493	£ 1.372	£ 2.967